    As filed with the Securities and Exchange Commission on May 3, 2011



                                                            File Nos. 333-137968

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 9


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 395


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                               Michael K. Farrell

                                   President


                    MetLife Investors USA Insurance Company


                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000



                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[]    on (date) pursuant to paragraph (b) of Rule 485.



[x]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

This registration statement incorporates herein by reference the prospectus dated May 1, 2011 (the "Prospectus"), the three supplements dated May 1, 2011 to the Prospectus, and the Statement of Additional Information dated May 1, 2011 included in Post-Effective Amendment No. 8 to the registration statement on Form N-4 (File Nos. 333-137968/811-03365) filed on April 21, 2011 pursuant to paragraph (b) of Rule 485.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE ___, 2011
                                       TO
                 PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement describes changes to the charges for the optional Lifetime Withdrawal Guarantee rider that will be effective for PrimElite IV(SM) variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy. If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on or after July 18, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 15, 2011.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus dated May 1, 2011 (as supplemented) for the contracts. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. RIDER CHARGE INCREASE FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDER

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on or after July 18, 2011, the following rider charges will apply:

Lifetime Withdrawal Guarantee (Single Life version)
---------------------------------------------------

      Maximum charge: 1.60% of the Total Guaranteed Withdrawal Amount

      Current charge: 1.40% of the Total Guaranteed Withdrawal Amount

Lifetime Withdrawal Guarantee (Joint Life version)
--------------------------------------------------

      Maximum charge: 1.80% of the Total Guaranteed Withdrawal Amount

      Current charge: 1.55% of the Total Guaranteed Withdrawal Amount

                                                                 SUPP-PEIVUSA611

2. EXAMPLES

In the "EXAMPLES" section on page 13 of the prospectus, replace Chart 1 with the following:

      CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum charge of 1.80% applies in all contract years), which is the most expensive way to purchase the contract.

      (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
      PERIOD:

                             Time Periods

                   1 year     3 years     5 years     10 years
                 ----------  ----------  ----------  ----------
      maximum    (a) $1,315  (a) $2,202  (a) $3,205  (a) $5,564
      minimum    (b) $1,220  (b) $1,923  (b) $2,753  (b) $4,738

      (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                             Time Periods

                   1 year     3 years     5 years     10 years
                 ----------  ----------  ----------  ----------
      maximum     (a) $515   (a) $1,572  (a) $2,665  (a) $5,564
      minimum     (b) $420   (b) $1,293  (b) $2,213  (b) $4,738

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                          (888) 556-5412
Irvine, CA 92614

PrimElite IV is a service mark of Primerica, Inc. MetLife Investors USA Insurance Company uses this mark pursuant to a license agreement.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------


The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2010.

3.   Statements of Operations for the year ended December 31, 2010.

4.   Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.

5.   Notes to the Financial Statements.


The following financial statements of the Company are included in Part B hereof:


1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2010 and 2009.

3.   Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.

5.   Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.

6.   Notes to the Financial Statements.




b.            Exhibits
              ---

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (5)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (5)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (9)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (11)

     (v)      Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement)
              (20)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (8010 11/00)) (1)

     (ii)     Death Benefit Rider - (Principal Protection) (Form 7015 (11/00)) (1)

     (iii)    Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)

     (iiv)    Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00))
               (1)

     (vi)     Terminal Illness Rider (Form 7022 (11/00)) (1)

     (vii)    Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)

     (viii)   Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (2)

     (ix)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (5)

     (x)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) ( 5)

     (xi)     401(a)/403(a) Plan Endorsement 8025.1 (9/02) (5)

     (xii)    Tax Sheltered Annuity Endorsement 8026.1 (9/02) (5)

     (xiii)   Simple Individual Retirement Annuity Endorsement 8276 (9/02) (5)

     (xiv)    Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)


     (xv)      Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
               8028-4 (11/05) (7)

     (xvi)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)

     (xvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (9)

     (xviii)   Form of Contract Schedule [LWG I, et al.] 8028-5 (6/06) (9)

     (xvix)    Form of Contract Schedule [M & E] 8028-1 (2/07) - PEIV (4)

     (xx)      Fixed Account Rider 8012 (11/00) (11)

     (xxi)     Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (22)

5.   (i)       Form of Variable Annuity Application 8401 (8/06) APPVA-USA PE4 507 (4)

     (ii)      Form of Variable Annuity Application 8401 (5/10) APPPE4 May 2011 (23)

6.   (i)       Copy of Restated Articles of Incorporation of the Company (5)

     (ii)      Copy of the Bylaws of the Company (5)

     (iii)     Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

     (iv)      Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

     (v)       Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (5)

     (vi)      Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (5)

     (vii)     Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (5)

     (viii)    Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
               (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (5)

7.   (i)       Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
               Insurance Company (3)

     (ii)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
               Reassurance Company, Ltd. (3)

     (iii)     Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
               Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (16)

8.   (i)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
               Life Insurance Company and MetLife Investors USA Insurance Company (effective 07-01-04) (8)

     (ii)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
               Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (5)

     (iii)     (a) Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds
               Insurance Series and Capital Research and Management Company (effective 04-29-03) and First
               Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05) (10)

               (b) Second Amendment to Fund Participation Agreement Among MetLife Investors USA Insurance
               Company, American Funds Insurance Series and Capital Research and Management Company dated
               April 29, 2003, as amended November 1, 2005 (effective 01-01-07) (12)

               (c) Amendment to Participation Agreement (04-29-03) Among American Funds Insurance Series, Capital
               Research and Management Company and MetLife Investors USA Insurance Company et al. (effective
               04-30-10) (23)

     (iv)      (a) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
               Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors
               Distribution Company (effective 11-01-05) (10)

               (b) Amendment No. 1 to Participation Agreement Among Franklin Templeton Variable Insurance
               Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
               MetLife Investors Distribution Company (effective 04-30-07) (15)

               (c) Amendment to Participation Agreement (11-01-05) Among Franklin Templeton Variable Insurance
               Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
               MetLife Investors Distribution Company (effective 08-16-10) (23)


      (v)      Participation Agreement Among Pioneer Variable Contracts Trust, MetLife Investors USA Insurance
               Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 11-01-05)
                  (10)

      (vi)     Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
               MetLife Investors USA Insurance Company (effective 11-01-05) (10)

      (vii)    Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
               Inc., Morgan Stanley Investment Management Inc., and MetLife Investors USA Insurance Company
               (effective 11-01-05) (10)

      (viii)   (a) Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset
               Management, Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective
               11-01-05) (10)

               (b) Amendment to Participation Agreement (11-01-05) Among Van Kampen Life Investment Trust, Van Kampen
               Asset Management, Van Kampen Funds Inc. and MetLife Investors USA Insurance Company et al. (effective
               4-30-10) (23)

      (ix)     (a) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation
               and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective
               11-01-05) (10)

               (b) Summary Prospectus Agreement Among Fidelity Distribution Corporation and MetLife Investors
               USA Insurance Company et al. (effective 4-30-10) (23)

      (x)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
               Securities, Inc. and MetLife Investors USA Insurance Company (effective 04-30-07) (11)

      (xi)     Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets, Inc. and
               MetLife Investors USA Insurance Company (effective 11-1-05)(12)

      (xii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
               Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07)
                  (14)

      (xiii)   Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
               Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (18)

      (xiv)    Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
               MetLife Investors USA Insurance Company (effective 02-23-06) (18)

      (xv)     First Amendment to Participation Agreement (effective 12-01-01) Among Met Investors Series Trust,
               Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
               Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
               (effective 12-01-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
               Distribution Company and MetLife Investors USA Insurance Company (effective 05-01-09) (17)

      (xvi)    (a) Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
               Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
               and MetLife Investors USA Insurance Company (effective 01-01-09) (19)

               (b) Amendment to Participation Agreement (effective 01-01-09) Among Legg Mason Partners Variable
               Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg
               Mason Partners Fund Advisor, LLC and MetLife Investors USA Insurance Company et al. (effective
               04-30-10) (23)

      (xvii)   (a) Participation Agreement Among AIM Variable Insurance Fund, Inc., Security First Life Insurance
               Company and Security First Financial, Inc. (effective 06-14-99) (dated 10-12-99) ((21)

              (b)  Amendment to Participation Agreement (06-14-99) Among AIM Variable Insurance Funds, A I M Distributors, Inc.
               and MLI USA Insurance Company (effective 04-30-10) and Amendment to Participation Agreement (06-14-99) Among AIM
               Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and MetLife Investors USA
               Insurance Company et al. (effective 04-30-10) (23)



9.             Opinion and Consent of Counsel (13)

10.            Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

11.            Not Applicable.

12.            Not Applicable.



13.       Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Bennett D. Kleinberg,
          Paul A. Sylvester, Elizabeth M. Forget, George Foulke, James J. Reilly, Kevin J. Paulson, Robert E.
          Sollmann, Jr. and Jeffrey A. Tupper (23)

      (1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
          333-137968 and 811-03365) filed electronically on December 22, 2006.

      (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (6) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
          333-125753 and 811-03365) filed electronically on June 13, 2005.

      (7) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
          Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 17, 2007.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 17, 2007.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on October 31, 2007.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 15, 2008.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
          Nos. 333-137968 and 811-03365) filed electronically on April 22, 2009.

   (20)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 46 to Form N-4 (File
          Nos. 033-07094 and 811-03365) filed electronically on April 23, 2010.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (23)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 137968 and 811-03365) filed electronically on April 21, 2011.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President, Chief Executive Officer
  10 Park Avenue
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance (principal financial officer and
  501 Boylston Street                 principal accounting officer)
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Robert E. Sollmann, Jr.             Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Director and Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Isaac Torres                        Secretary
  1095 Avenue of the Americas
  New York, NY 10036

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873


Name and Principal Business Address     Positions and Offices with Depositor

  Karen A. Johnson                      Vice President
  501 Boylston Street
  Boston, MA 02116

  Roberto Baron                         Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul L. LeClair                       Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                     Vice President
  501 Boylston Street
  Boston, MA 02116

  George Luecke                         Vice President, Annuity Finance
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                     Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Steven J. Goulart                     Treasurer
  10 Park Avenues
  Morristown, NJ 07962

  Mark S. Reilly                        Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                        Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Robert L. Staffier                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Scott E. Andrews                      Vice President
  4700 Westown Pkwy., Suite 200
  West Des Moines, IA 50266

  Tia M. Trytten                        Vice President
  4700 Westown Pkwy., Suite 200
  West Des Moines, IA 50266

  Rashid Ismail                         Vice President
  5 Park Plaza, Suite 1900
  Irvine, CA 92614

  Manish P. Bhatt                       Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Sebastian J. Janssen                  Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Michael F. Rogalski                   Vice President
  485-B US Highway 1 South
  Iselin, NJ 08830

  William J. Raczko                     Vice President
  501 Route 22
  Bridgewater, NJ 08807

  William D. Cammarata                  Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of April 30, 2011, there were 30,583 qualified contract owners and 14,775 non-qualified contract owners of PrimElite IV contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
10 Park Avenue
Morristown, NJ 07962

John G. Martinez                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $619,759,806         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 3rd day of May 2011.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ James J. Reilly
         ----------------------------------------
         James J. Reilly
         Vice President-Finance

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ James J. Reilly
         ----------------------------------------
         James J. Reilly
         Vice President-Finance

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on May 3, 2011.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, President, Chief Executive
Michael K. Farrell                 Officer
/s/ James. J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer and
James J. Reilly                    principal accounting officer)
/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director
/s/ George Foulke*
--------------------------------
George Foulke                      Director
/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Director and Executive Vice President
/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Director and Vice President
/s/ Bennett D. Kleinberg*
--------------------------------
Bennett D. Kleinberg               Director and Vice President
/s/ Kevin J. Paulson*
--------------------------------
Kevin J. Paulson                   Director and Senior Vice President
/s/ Robert E. Sollmann, Jr.*
--------------------------------
Robert E. Sollmann, Jr.            Director and Executive Vice President
/s/ Paul A. Sylvester.*
--------------------------------
Paul A. Sylvester                  Director
/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          May 3, 2011


MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-137968/811-03365) filed as Exhibit 13 on April 21, 2011.